Cover	Jan. 06, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39603
Entity Registrant Name	REVELATION BIOSCIENCES, INC.
Entity Central Index Key	0001810560
Entity Tax Identification Number	84-3898466
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4660 LaJolla Village Drive, Suite 100,
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(650)
Local Phone Number	800-3717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	PETRA ACQUISITION, INC.
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	REVBU
Security Exchange Name	NASDAQ
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	REVB
Security Exchange Name	NASDAQ
Redeemable warrants, each exercisable for a share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each exercisable for a share of common stock at an exercise price of $11.50 per share
Trading Symbol	REVBW
Security Exchange Name	NASDAQ